Debt Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended			3 Months Ended	0 Months Ended
	Jul. 28, 2014	Dec. 28, 2012	Dec. 31, 2014	Dec. 31, 2013	Jul. 11, 2014	Nov. 30, 2013	Dec. 31, 2012	Jun. 24, 2013	Sep. 01, 2014	May 30, 2014	Sep. 01, 2014	Sep. 03, 2014	Oct. 10, 2014	Nov. 14, 2013 Outlet	Jul. 31, 2014	Jun. 12, 2013	Mar. 30, 2014	Sep. 25, 2013	Feb. 20, 2015
Debt Disclosure [Line Items]
Proceeds from borrowings		$ 35,000,000	$ 363,620,000	$ 159,800,000
Additional amount borrowed (Advance)	35,000,000
Net proceeds	32,000,000
Distribution outlets														31
Percent of annual excess cash flow			0.50
Uncommitted Credit Agreement temporary increase													85,000,000
Debt Instrument, Covenant, Fixed Charge Coverage Ratio Required			1.50
Secured Debt [Member]
Debt Disclosure [Line Items]
Line credit maximum borrowing amount					50,000,000
Original issue discount					5.00%
Balance outstanding on the revolving credit facility															15,500,000
Texadian Uncommitted Credit Agreement [Member]
Debt Disclosure [Line Items]
Line credit maximum borrowing amount																50,000,000
Consolidated leverage ratio minimum																5.00
Letters of credit outstanding			27,600,000
Line of Credit Facility, Collateral			Loans and letters of credit issued under the Uncommitted Credit Agreement are secured by a security interest in and lien on substantially all of Texadian’s assets, including, but not limited to, cash, accounts receivable, and inventory, a pledge by Texadian of 65% of its ownership interest in Texadian Canada, and a pledge by us of 100% of our ownership interest in Texadian.
Delayed Draw Term Loan Agreement [Member]
Debt Disclosure [Line Items]
Proceeds from borrowings							13,000,000
Additional amount borrowed				17,000,000
Financing costs expensed						6,100,000
Delayed Draw Term Loan Agreement [Member] | Tranche B Term Loan [Member]
Debt Disclosure [Line Items]
Proceeds from borrowings								65,000,000
HIE Retail [Member] | Term Loan [Member] | Retail Credit Agreement [Member]
Debt Disclosure [Line Items]
Line credit maximum borrowing amount														30,000,000
Maximum leverage ratio																	5.50
Maximum leverage ratio future adjustment			4.75
Fixed charge coverage ratio			1.15:1.00
Effective interest rate			2.60%
Consolidated leverage ratio minimum			4.50
Line of Credit Facility, Interest Rate Description			The Term Loan will bear interest, at HIE Retail’s election, at a rate equal to (i) 30, 90 and 180 day LIBOR plus the Applicable Margin (as specified below) for LIBOR Loans (as defined in the Retail Credit Agreement), or (ii) the primary interest rate established from time to time by the Agent in the ordinary course of its business plus the Applicable Margin
Excess Cash Flow Recapture Description			Fifty percent of annual Excess Cash Flow (as defined in the Retail Credit Agreement) will be applied to the outstanding principal balance of the Term Loan beginning with Excess Cash Flow for fiscal year 2014 to the extent the leverage ratio is equal to or greater than 4.50:1.00.
HIE Retail [Member] | Revolving Credit Facility [Member] | Retail Credit Agreement [Member]
Debt Disclosure [Line Items]
Line credit maximum borrowing amount														5,000,000
Commitment fee percentage			2.00%
Line of Credit Facility, Interest Rate Description			Advances under the Revolver will bear interest, at HIE Retail’s election, at a rate equal to (a) 30, 90 and 180 day LIBOR plus the Revolver Applicable Margin (as defined below) for LIBOR Loans, or (ii) the primary interest rate established from time to time by the Agent in the ordinary course of its business plus the Revolver Applicable Margin
Texadian Canada [Member] | Texadian Uncommitted Credit Agreement [Member]
Debt Disclosure [Line Items]
Ownership interested pledged as collaterall																0.65
Texadian [Member] | Texadian Uncommitted Credit Agreement [Member]
Debt Disclosure [Line Items]
Ownership interested pledged as collaterall																1
Minimum [Member] | Secured Debt [Member]
Debt Disclosure [Line Items]
Interest rate under credit facility					10.00%
Maximum [Member] | Secured Debt [Member]
Debt Disclosure [Line Items]
Interest rate under credit facility					12.00%
Tranche B Term Loan [Member]
Debt Disclosure [Line Items]
Line of Credit Facility, Increase (Decrease), Net										13,200,000
Interest rate under credit facility									14.75%		12.00%
Nonrefundable amendment fee										506,000
Original issue discount										630,000
Accrued exit fee										97,000
ABL Revolving Credit Facility [Member]
Debt Disclosure [Line Items]
Line credit maximum borrowing amount																		125,000,000.0
Balance outstanding on the revolving credit facility																		15,000,000
Senior secured revolving credit facility used for letters of credit issuance																		50,000,000
Total capacity at period end			79,500,000
Borrowing base usage less than or equal			50.00%
Letters of credit outstanding			2,400,000
Debt Instrument, Interest Rate Terms			Outstanding balances on the ABL Facility bear interest at the base rate specified below (“Base Rate”) plus a margin (based on a sliding scale of 1.00% to 1.50% depending on the borrowing base usage) or the adjusted LIBO rate specified below (“LIBO Rate”) plus a margin (based on a sliding scale of 2.00% to 2.50% depending on the borrowing base usage). The margin was 1.25% for Base Rate loans and 2.25% for LIBO Rate loans during 2013. The Base Rate is equal to the highest of (i) the prime lending rate of the ABL Agent, (ii) the Federal Funds Rate plus 0.5% per annum, and (iii) the LIBO Rate for a LIBO Rate loan denominated in dollars with a one-month interest period commencing on such day plus 1.00%.
Debt Instrument, Fee			The ABL Borrowers agreed to pay commitment fees for the ABL Facility equal to 0.375% if the borrowing base usage is greater than 50% and 0.500% if the borrowing base usage is less than or equal to 50%. Outstanding letters of credit will be charged a participation fee at a per annum rate equal to the margin applicable to LIBO Rate loans, a facing fee and customary administrative fees.
Debt Instrument, Covenant Description			The ABL Facility requires HIE and its subsidiaries and Hawaii Pacific Energy to comply with various affirmative and negative covenants affecting its business and operations, including compliance by HIE in certain circumstances with a minimum ratio of consolidated earnings before interest, taxes, depreciation and amortization (“EBITDA”), as adjusted, to total fixed charges of 1.0 to 1.0.
ABL Revolving Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Disclosure [Line Items]
Effective weighted-average interest rate			2.95%
ABL Revolving Credit Facility [Member] | Minimum [Member]
Debt Disclosure [Line Items]
Commitment fee percentage			0.375%
ABL Revolving Credit Facility [Member] | Maximum [Member]
Debt Disclosure [Line Items]
Commitment fee percentage			0.50%
London Interbank Offered Rate (LIBOR) [Member] | ABL Revolving Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Disclosure [Line Items]
ABL Facility interest rate			1.00%	2.25%
London Interbank Offered Rate (LIBOR) [Member] | ABL Revolving Credit Facility [Member] | Minimum [Member]
Debt Disclosure [Line Items]
ABL Facility interest rate			2.00%
London Interbank Offered Rate (LIBOR) [Member] | ABL Revolving Credit Facility [Member] | Maximum [Member]
Debt Disclosure [Line Items]
ABL Facility interest rate			2.50%
London Interbank Offered Rate (LIBOR) [Member] | Federal Funds Rate [Member]
Debt Disclosure [Line Items]
ABL Facility interest rate			0.50%
Base Rate [Member] | ABL Revolving Credit Facility [Member]
Debt Disclosure [Line Items]
ABL Facility interest rate				1.25%
Base Rate [Member] | ABL Revolving Credit Facility [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Debt Disclosure [Line Items]
ABL Facility interest rate			1.00%
Base Rate [Member] | ABL Revolving Credit Facility [Member] | Maximum [Member] | Revolving Credit Facility [Member]
Debt Disclosure [Line Items]
ABL Facility interest rate			1.50%
Subsequent Event [Member] | Letter of Credit [Member] | Texadian Uncommitted Credit Agreement [Member]
Debt Disclosure [Line Items]
Line credit maximum borrowing amount																			200,000,000
Bridge Loan [Member] | Secured Debt [Member]
Debt Disclosure [Line Items]
Line credit maximum borrowing amount					75,000,000
Financing costs expensed												$ 1,800,000